UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

116 Village Blvd., Suite 306

Princeton, NJ 08540

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 9/30/14

Item 1.  Reports to Stockholders.

Nile Pan Africa Fund

Nile Global Frontier Fund

Semi-Annual Report

September 30, 2014

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Pan Africa Fund and Nile Global Frontier Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

NILE FUNDS 2014 SEMIANNUAL REPORT

Introduction

Nile Capital Management is proud to announce its 2014 semiannual update for the Nile Pan Africa Fund (Symbol: NAFAX), an actively managed mutual fund that focuses exclusively on the continent of Africa, and the Nile Global Frontier Fund (Symbol: NFRNX). This report covers the period from March 31, 2014 through September 30, 2014.

Nile Pan Africa Fund

Performance Overview

For the six month period ending September 30, 2014, the Nile Pan Africa Fund (NAFAX) returned +0.14%. This compares with performance of the MSCI Emerging Markets Index (+2.87%), MSCI Frontier Markets Index (+13.63%) and Dow Jones Africa Titans 50 Index (+0.58%) over the same period.

From its inception on 4/28/10 through 9/30/14, the Nile Pan Africa Fund has returned +10.16% annualized. This compares favorably with performance of +2.60% for the MSCI Emerging Markets Index, +9.80% for the MSCI Frontier Markets Index, and +2.72% for the Dow Jones Africa Titans 50 Index over the same period.

What Worked, What Did Not

On a country level, Kenya was the top contributor to gains in the fund for the past 6 months. We continue to be optimistic on the growth of companies focused on opportunities across the Sub-Saharan Africa (SSA) region. On an industry level, diversified financials and wireless telecomm were the best performers in the past 6 months. The strongest individual contributor was British-American Investments Co Kenya1, an insurance and asset management firm that stands to benefit from overall growth in Kenya’s economy.

On the flip side, Nigeria was the worst performing country and energy and industrials were the worst performing sectors in the portfolio. The top individual detractor to performance was Afren1, an oil and gas exploration and production company with significant operations in Nigeria, East Africa and Kurdistan. Afren suffered from a disclosure that their CEO, COO and some other top managers may have benefited from unauthorized payments to other parties. We see little operational impact due to the disclosure and see Afren’s quality assets as significantly undervalued -- but we note regulatory risk remains as the investigation continues. We have since exited the position and are monitoring it for improvements and in case an appropriate re-entry point arises.

Nile Global Frontier Fund

Performance Overview

For the six month period ending September 30, 2014, the Nile Global Frontier Fund (NFRNX) returned +3.06%. This compares with performance of the MSCI Emerging Markets Index (+2.87%), MSCI Frontier Markets Index (+13.63%) and Dow Jones Africa Titans 50 Index (+0.58%) over the same period.

From its inception on 12/31/13 through 9/30/14, the Nile Global Frontier Fund has returned +7.90%. This compares with performance of +2.43% for the MSCI Emerging Markets Index and +22.05% for the MSCI Frontier Markets Index over the same period.

What Worked, What Did Not

On a country level, Tanzania and Kenya accounted for the bulk of the gains in the fund for the past 6 months. On a sector level, energy was the best performer during the period.

On the flip side, Russia was the worst performing country in the portfolio for the period. On a sector level, consumer non-cyclicals and telecomm were the main detractors from performance.

The fund continues to be positioned defensively as we monitor opportunities.

Conclusion

Our portfolios remains positioned to capture the long-term dynamics of economic growth in Africa and the frontier.

We thank you for your continued interest, loyalty and investment.  This continues to be a volatile time for the global economy, emerging markets and Africa. We believe Africa today holds much of the long-term promise – and many of the investment opportunities – that China, India and Brazil did 20 years ago. In addition, Africa has vast natural resources and infrastructure opportunities that can greatly increase business efficiencies, industrial output and standards of living.

At times, investing in Africa and the Frontier Markets can be a bumpy ride. But we are gratified you have decided to invest with Nile Capital Management.

Larry Seruma,

Chief Investment Officer

Nile Pan Africa Fund Performance Summary as of September 30, 2014
Fund Inception Date is 4/28/2010

Fund Name	6 Month Return	Annualized Return Since Inception
Nile Pan Africa Fund (NAFAX) Without Load	0.14%	10.16%
Nile Pan Africa Fund (NAFAX) With 5.75% Load	-5.63%	8.70%
Dow Jones Africa Titans 50 Index	0.58%	2.72%
MSCI Emerging Markets Index	2.87%	2.60%
MSCI Frontier Markets Index	13.63%	9.80%

Nile Global Frontier Fund Performance Summary as of September 30, 2014
Fund Inception Date is 12/31/2013

Fund Name	6 Month Return	Return Since Inception
Nile Global Frontier Fund (NFRNX)	3.06%	7.90%
MSCI Emerging Markets Index	2.87%	2.43%
MSCI Frontier Markets Index	13.63%	22.05%

Returns for Nile Pan Africa Fund are for the A Share Class (NAFAX) only, other share classes will vary.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. As stated in the current prospectus, Nile Pan Africa Fund's total annual operating expense ratio (gross) is 2.50% for Class A shares and Nile Global Frontier Fund’s total annual operating expense ratio (gross) is 3.92% for Class I shares. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2015, to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50% for Nile Pan Africa Fund Class A shares and 2.25% for Nile Global Frontier Fund Class I shares, subject to possible recoupment from the Funds in future years. Please review the Funds’ prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 1-877-682-3742.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.  Past performance is no guarantee of future results.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Nile Funds. This and other important information about the Funds is contained in the prospectus, which can be obtained by calling 1-877-682-3742. The prospectus should be read carefully before investing. The Nile Funds are distributed by Northern Lights Distributors, LLC. Nile Capital Management, LLC is not affiliated with Northern Lights Distributors, LLC.

Mutual Funds involve risk, including possible loss of principal. Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries.

Adverse changes in currency exchange rates may erode or reverse any potential gains from the Fund's investments. ETF's are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few. Non-diversification risk, as the Funds are more vulnerable to events affecting a single issuer. Investments in underlying funds that own small and mid-capitalization companies may be more vulnerable than larger, more established organizations. The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries.

There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In general, the price of a fixed income security falls when interest rates rise. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

Dow Jones Africa Titans 50 Index: Measures the stock performance of 50 leading companies that are headquartered or generate the majority of their revenues in Africa. Stocks are selected to the index by float-adjusted market capitalization, subject to screens for size and liquidity.

MSCI Emerging Markets Index: A market-capitalization weighted index of emerging market country indices.

MSCI Frontier Markets Index: A market-capitalization weighted index of frontier market country indices.

You cannot invest directly in an index.

2484-NLD-11/12/2014

Nile Pan Africa Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through September 30, 2014

The Fund's performance figures for each of the periods ended September 30, 2014, as compared to its benchmark:

	Six Months	One Year	Three Years	Since Inception *
Nile Pan Africa Fund
Class A - Without Sales Load	0.14%	6.86%	18.13%	10.16%
Class A - With Sales Load **	(5.63)%	0.69%	15.81%	8.70%
Class C	(0.21)%	6.14%	17.27%	9.33%
Institutional Class	0.27%	7.12%	18.43%	7.29%
MSCI Frontier Markets Index (Since 4/28/10 - Class A and Class C)	13.63%	30.05%	17.93%	9.80%
MSCI Frontier Markets Index (Since 11/3/10 - Institutional Class)	13.63%	30.05%	17.93%	9.06%

* Class A and Class C Shares commenced operations on April 28, 2010. Institutional Class Shares commenced operations on November 3, 2010.
** Adjusted for initial maximum sales charge of 5.75%.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's August 1, 2014 Prospectus, are 2.50%, 3.25% and 2.25% for Class A, Class C and the Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742). Class A shares are subect to a maximum initial sales charge (load) of 5.75% of the amount invested.

Portfolio Analysis
As of September 30, 2014

Sector			% of Net Assets
Insurance			11.1%
Retail			10.0%
Investment Companies			8.8%
Telecommunications			8.5%
Building Materials			8.3%
Holding Companies-Diversified			6.5%
Food			6.4%
Healthcare-Products			6.4%
Auto Parts & Equipment			6.3%
Other Industries			26.8%
Other Assets Less Liabilities			0.9%
Total			100.0%

Nile Global Frontier Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through September 30, 2014

The Fund's performance figures for the period ended September 30, 2014, as compared to its benchmark:

	Six Months	Since Inception *
Nile Global Frontier Fund
Institutional Class	3.06%	7.90%
MSCI Frontier Markets Index	13.63%	22.05%

* Institutional Class Shares commenced operations on December 31, 2013.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's August 1, 2014  Prospectus, is 3.92% for the Institutional Class. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742).

Portfolio Analysis
As of September 30, 2014

Sector	% of Net Assets
Oil & Gas	23.0%
Beverages	10.5%
Pharmaceuticals	9.6%
Banks	8.4%
Insurance	6.1%
Retail	5.8%
Money Market Fund	5.7%
Diversified Financial Services	4.8%
Telecommunications	4.5%
Other Industries	19.1%
Other Assets Less Liabilities	2.5%
Total	100.0%

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares					Value

	COMMON STOCK - 96.5%
	AUTO PARTS & EQUIPMENT - 6.3%
146,971	Hudaco Industries Ltd.				$ 1,269,537
173,221	Invicta Holdings Ltd.				1,609,732
					2,879,269
	BANKS - 4.6%
7,769,568	Diamond Bank PLC				296,884
2,620,984	Guaranty Trust Bank PLC				474,440
1,933,000	Kenya Commercial Bank Ltd.				1,254,773
575,000	Zenith Bank PLC				85,717
					2,111,814
	BUILDING MATERIALS - 8.3%
1,443,041	Afrimat Ltd.				2,222,244
1,146,350	Dangote Cement PLC				1,548,462
					3,770,706
	COMMERCIAL SERVICES - 0.2%
653,343	CSG Holdings Ltd.				113,334

	COMPUTERS - 4.6%
250,274	EOH Holdings Ltd.				2,097,633

	ENGINEERING & CONSTRUCTION - 5.4%
855,208	Consolidated Infrastructure Group Ltd. *				2,475,046

	FOOD - 6.4%
1,408,721	Flour Mills of Nigeria PLC				531,260
237,163	Nestle Nigeria PLC				1,572,909
127,108	Oceana Group Ltd.				832,470
					2,936,639
	HEALTHCARE-PRODUCTS - 6.4%
97,729	Aspen Pharmacare Holdings Ltd.				2,910,532

	HOLDING COMPANIES-DIVERSIFIED - 6.5%
2,241	Bollore SA				1,273,006
894	Financiere de L'Odet				1,122,258
87,200	MCB Group Ltd.				582,717
					2,977,981
	INSURANCE - 11.1%
5,358,300	British-American Investments Co Kenya Ltd.				2,128,927
5,700,000	Kenya Reinsurance Corp. Ltd.				1,167,432
308,000	Sanlam Ltd.				1,780,032
					5,076,391
	INVESTMENT COMPANIES - 8.8%
2,858,800	Centum Investment Co. Ltd. *				2,143,700
3,696,532	Zeder Investments Ltd.				1,864,804
					4,008,504
	LODGING - 3.2%
513,300	New Mauritus Hotels Ltd.				1,446,202

	MINING - 2.5%
1,119,300	ARM Cement Ltd.				1,121,179

	OIL & GAS - 0.7%
229,232	Lekoil Ltd. *				252,756
15,277	SEPLAT Petroleum Development Co., PLC *				56,386
					309,142
	PHARMACEUTICALS - 1.1%
1,334,025	GlaxoSmithKline Consumer Nigeria PLC				508,204

	RETAIL - 10.0%
125,760	Famous Brands Ltd.				1,093,106
463,256	Spur Corp. Ltd.				1,275,103
6,226,302	UAC of Nigeria PLC				2,187,824
					4,556,033
	TELECOMMUNICATIONS - 8.5%
182,573	MTN Group Ltd.				3,850,888

	TRANSPORTATION - 1.9%
990,375	Aramex PJSC				862,884

	TOTAL COMMON STOCK				44,012,381
	(Cost - $40,167,479)
The accompanying notes are an integral part of these financial statements.
Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Shares					Value
	RIGHTS - 0.4%
330,765	Mota-Engil SGPA SA * ^				$ 167,089
	TOTAL RIGHTS (Cost - $92,903)
Principal Amount		Interest Rate	Maturity Date

	BONDS & NOTES - 2.2%
$ 1,000,000	Republic of Ghana	7.875%	8/7/2023		$ 1,007,500
	TOTAL BONDS (Cost $992,587)

	TOTAL INVESTMENTS - 99.1% (Cost - $41,252,969) (a)				$ 45,186,970
	OTHER ASSETS LESS LIABILITIES - 0.9%				406,633
	NET ASSETS - 100.00%				$ 45,593,603

	* Non-income producing security.
	^ The value of this security has been determined in good faith under the policies of the Board of Trustees.
	GDR - Global Depositary Receipt
	PJSC - Public Joint Stock Company
	PLC - Public Limited Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $41,254,421
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation	$ 5,346,088
				Unrealized depreciation	(1,413,539)
				Net Unrealized appreciation	$ 3,932,549

The accompanying notes are an integral part of these financial statements.

Nile Global Frontier Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares			Value
	COMMON STOCK - 91.8%
	BANKS - 8.4%
610	Bank of Georgia Holdings PLC		$ 24,312
1,700	Halyk Savings Bank of Kazakhstan JSC		19,550
			43,862
	BEVERAGES - 10.5%
980	SABMiller PLC		54,473

	DISTRIBUTIOM/WHOLESALE - 3.8%
32,000	ARB Holdings Ltd.		19,768

	DIVERSIFIED FINANCIAL SERVICES - 4.8%
47,000	Housing Finance Co. of Kenya Ltd.		24,855

	FOOD - 3.6%
6,800	Alicorp SAA		18,805

	HOME FURNISHINGS - 3.7%
4,000	Steinhoff International Holdings Ltd.		19,145

	INSURANCE - 6.1%
5,800	Jubilee Holdings Ltd.		31,548

	INVESTMENT COMPANIES - 4.3%
625,000	Transnational Corp. of Nigeria PLC		22,057

	OIL & GAS - 23.0%
800,000	Aminex PLC		31,457
80,000	Lekoil Ltd.		88,210
			119,667
	PHARMACEUTICALS - 9.6%
890	Hikma Pharmaceuticals PLC		25,010
300	Krka dd Novo mesto		24,778
			49,788
	RETAIL - 5.8%
36,000	Italtile Ltd.		30,109

	SOFTWARE - 3.7%
350	Open Text Corp.		19,397

	TELECOMMUNICATIONS - 4.5%
1,650	KCell JSC GDR		23,463

	TOTAL COMMON STOCK
	(Cost - $478,565)		476,937

	SHORT-TERM INVESTMENTS - 5.7%
	MONEY MARKET FUND - 5.7%
29,845	AIM Short-Term Investment Trust Liquid Assets Portfolio, 0.01% +		29,845
	TOTAL SHORT-TERM INVESTMENTS (Cost - $29,845)

	TOTAL INVESTMENTS - 97.5% (Cost - $508,410) (a)		$ 506,782
	OTHER ASSETS LESS LIABILITIES - 2.5%		13,190
	NET ASSETS - 100.00%		$ 519,972

	+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2014.
	GDR - Global Depositary Receipt
	PLC - Public Limited Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $508,465
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 15,168
		Unrealized depreciation	(16,851)
		Net Unrealized depreciation	$ (1,683)

The accompanying notes are an integral part of these financial statements.

Nile Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

	Nile Pan Africa	Nile Global
Assets:	Fund	Frontier Fund
At cost	$ 41,252,969	$ 508,410
At value	$ 45,186,970	$ 506,782
Foreign Currency (identified cost $253,756 ; $0, respectively)	251,961	-
Receivable for Fund Shares Sold	8,500	-
Receivable for Securities Sold	2,151,666	11,133
Dividends and Interest Receivable	44,952	59
Due from Investment Adviser	-	39,062
Unrealized Appreciation on Spot Contracts	6,903	-
Prepaid Expenses and Other Assets	50,469	1,108
Total Assets	47,701,421	558,144

Liabilities:
Payable to Custodian	1,093,372	1
Payable for Securities Purchased	883,509	-
Accrued Advisory Fees	66,815	-
Payable for Fund Shares Redeemed	6,923	-
Other Accrued Liabilities	57,199	38,171
Total Liabilities	2,107,818	38,172

Net Assets	$ 45,593,603	$ 519,972

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets	$ 31,352,152	$ -
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,151,094	-
Net Asset Value and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 14.57	$ -
Maximum Offering Price ($14.57/.9425)	$ 15.46	$ -

Class C Shares:
Net Assets	$ 2,910,555	$ -
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	202,838	-
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 14.35	$ -

Institutional Class Shares:
Net Assets	$ 11,330,896	$ 519,972
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	774,398	48,209
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 14.63	$ 10.79

Composition of Net Assets:
At March 31, 2014, Net Assets consisted of:
Paid-in-Capital	$ 40,930,303	$ 527,618
Accumulated Net Investment Income/(Loss)	(528,513)	1,435
Accumulated Net Realized Gain/(Loss) From Investments
and Foreign Currency Transactions	1,241,382	(7,513)
Net Unrealized Appreciation/(Depreciation) on
Investments and Foreign Currency Translations	3,950,431	(1,568)
Net Assets	$ 45,593,603	$ 519,972

(a) Subject to a 2.00% redemption fee on shares redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

Nile Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended

	Nile Pan Africa	Nile Global
	Fund	Frontier Fund
	For the	For the
	Six Months Ended	Six Months Ended
Investment Income:	September 30, 2014	September 30, 2014 (a)
Dividend Income (net of $91,586 ; $1,264 foreign taxes)	$ 611,317	$ 5,527
Interest Income	11,725	6
Total Investment Income	623,042	5,533

Expenses:
Investment Advisory Fees	342,074	2,724
Distribution Fees
Class A	40,198	-
Class C	14,934	-
Registration & Filing Fees	29,589	7,564
Administration Fees	27,160	5,813
Custody Fees	24,643	6,017
Transfer Agent Fees	13,473	1,290
Legal Fees	9,863	5,020
Fund Accounting Fees	9,862	4,542
Insurance Expense	9,369	499
Audit Fees	7,399	7,647
Printing Expense	4,925	508
Trustees Fees	2,958	2,996
Non 12B-1 Shareholder Servicing Fees	736	-
Miscellaneous Expenses	1,237	1,264
Total Expenses	538,420	45,884
Expenses Waived, Recaptured and Reimbursed by Adviser	29,867	(41,786)
Net Expenses	568,287	4,098
Net Investment Income	54,755	1,435

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Gain (Loss) on:
Investments	1,296,392	(5,260)
Foreign Currency Transactions	(350,918)	(3,645)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(978,451)	(6,112)
Foreign Currency Translations	11,334	60
Net Realized and Unrealized Loss on Investments and Foreign Currency	(21,643)	(14,957)

Net Increase (Decrease) in Net Assets Resulting From Operations	$ 33,112	$ (13,522)

(a) Nile Global Frontier Fund commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
STATEMENTS OF CHANGES IN NET ASSETS
	For the
	Six Months Ended	For the Year
	September 30, 2014	Ended
	(Unaudited)	March 31, 2014

Operations:
Net Investment Income	$ 54,755	$ 336,433
Net Realized Gain on Investments and Foreign Currency Transactions	945,474	94,686
Net Change in Unrealized Appreciation/(Depreciation) on Investments and
Foreign Currency Translations	(967,117)	1,426,171
Net Increase in Net Assets Resulting From Operations	33,112	1,857,290

Distributions to Shareholders From:
Net Investment Income
Class A ($0.00 and $0.40 per share, respectively)	-	(824,068)
Class C ($0.00 and $0.28 per share, respectively)	-	(60,696)
Institutional Class ($0.00 and $0.43 per share, respectively)	-	(165,511)
Net Realized Gains
Class A ($0.00 and $0.02 per share, respectively)	-	(50,851)
Class C ($0.00 and $0.02 per share, respectively)	-	(5,366)
Institutional Class ($0.00 and $0.02 per share, respectively)	-	(9,530)
Total Distributions to Shareholders	-	(1,116,022)

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued (192,228 and 1,202,701 shares, respectively)	2,842,211	17,174,033
Distributions Reinvested (0 and 53,082 shares, respectively)	-	761,195
Cost of Shares Redeemed (184,992 and 518,094 shares, respectively)	(2,736,739)	(7,411,250)
Total Class A Transactions	105,472	10,523,978

Class C:
Proceeds from Shares Issued (21,504 and 37,029 shares, respectively)	314,800	520,890
Distributions Reinvested (0 and 4,066 shares, respectively)	-	57,776
Cost of Shares Redeemed (33,309 and 68,420 shares, respectively)	(484,624)	(947,942)
Total Class C Transactions	(169,824)	(369,276)

Institutional Class:
Proceeds from Shares Issued (151,546 and 369,652 shares, respectively)	2,251,127	5,365,676
Distributions Reinvested (0 and 8,438 shares, respectively)	-	121,245
Cost of Shares Redeemed (51,169 and 19,187 shares, respectively)	(752,243)	(267,943)
Total Institutional Class Transactions	1,498,884	5,218,978

Redemption Fees	1,252	5,690

Net Increase in Net Assets Resulting From Benefical Interest Transactions	1,435,784	15,379,370

Net Increase in Net Assets	1,468,896	16,120,638

Net Assets:
Beginning of Period	44,124,707	28,004,069
End of Period	$ 45,593,603	$ 44,124,707

Accumulated Net Investment Income/(Loss) at End of Period	$ (528,513)	$ (583,268)

The accompanying notes are an integral part of these financial statements.

Nile Global Frontier Fund
STATEMENTS OF CHANGES IN NET ASSETS
	For the
	Six Months Ended	For the Period
	September 30, 2014	Ended
	(Unaudited)	March 31, 2014 (a)

Operations:
Net Investment Income/(Loss)	$ 1,435	$ (661)
Net Realized Gain/(Loss) on Investments and Foreign Currency Transactions	(8,905)	2,053
Net Change in Unrealized Appreciation/(Depreciation) on Investments and
Foreign Currency Translations	(6,052)	4,484
Net Increase/(Decrease) in Net Assets Resulting From Operations	(13,522)	5,876

Beneficial Interest Transactions:
Institutional Class:
Proceeds from Shares Issued (33,503 and 14,883 shares, respectively)	379,474	150,000
Distributions Reinvested (0 and 0 shares, respectively)	-	-
Cost of Shares Redeemed (177 and 0 shares, respectively)	(1,894)	-
Total Institutional Class Transactions	377,580	150,000

Redemption Fees	38	-

Net Increase in Net Assets Resulting From Benefical Interest Transactions	377,618	150,000

Net Increase in Net Assets	364,096	155,876

Net Assets:
Beginning of Period	155,876	-
End of Period	$ 519,972	$ 155,876

Accumulated Net Investment Income at End of Period	$ 1,435	$ -

(a) Nile Global Frontier Fund commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS - CLASS A
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the Year		For the Year		For the Year		For the Period
	September 30, 2014		Ended		Ended		Ended		Ended
	(Unaudited)		March 31, 2014		March 31, 2013		March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 14.55		$ 14.28		$ 11.57		$ 11.84		$ 10.00
From Operations:
Net investment income (loss) (a)	0.02		0.13		0.05		0.04		(0.14)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	(0.00)		0.56		2.86		(0.29)	(b)	1.98
Total from operations	0.02		0.69		2.91		(0.25)		1.84
From redemption fees	0.00	(c)	0.00	(c)	0.01		0.04		0.00	(c)
Distributions to shareholders from:
Net investment income	-		(0.40)		(0.21)		(0.06)		-
Net realized gains	-		(0.02)		-		-		-
Total distributions	-		(0.42)		(0.21)		(0.06)		-
Net Asset Value, End of Period	$ 14.57		$ 14.55		$ 14.28		$ 11.57		$ 11.84

Total Return	0.14%	(e)	4.92%		25.46%	(d)	(1.68)%	(d)	18.40%	(e)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 31,352		$ 31,202		$ 20,083		$ 8,338		$ 3,622
Ratio to average net assets:
Expenses, Gross	2.37%	(f)	2.49%		2.96%		3.73%		9.84%	(f)
Expenses, Net of Reimbursement/Recoupment	2.50%	(f)	2.50%		2.50%		2.50%		2.50%	(f)
Net investment income (loss), Gross	0.26%	(f)	0.95%		(0.11)%		(0.88)%		(8.61)%	(f)
Net investment income (loss), Net of Reimbursement/Recoupment	0.13%	(f)	0.94%		0.35%		0.35%		(1.26)%	(f)
Portfolio turnover rate	81%	(e)	113%		126%		174%		102%	(e)

*Commencement of Operations was April 28, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(c) Amount less than $0.01.
(d) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.
(e) Not Annualized.
(f) Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS - CLASS C
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the Year		For the Year		For the Year		For the Period
	September 30, 2014		Ended		Ended		Ended		Ended
	(Unaudited)		March 31, 2014		March 31, 2013		March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 14.38		$ 14.10		$ 11.39		$ 11.75		$ 10.00
From Operations:
Net investment income (loss) (a)	(0.03)		0.06		(0.06)		(0.07)		(0.22)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	(0.00)	(c)	0.52		2.84		(0.28)	(b)	1.97
Total from operations	(0.03)		0.58		2.78		(0.35)		1.75
From redemption fees	0.00	(c)	0.00	(c)	0.01		0.04		0.00	(c)
Distributions to shareholders from:
Net investment income	-		(0.28)		(0.08)		(0.05)		-
Net realized gains	-		(0.02)		-		-		-
Total distributions	-		(0.30)		(0.08)		(0.05)		-
Net Asset Value, End of Period	$ 14.35		$ 14.38		$ 14.10		$ 11.39		$ 11.75

Total Return	(0.21)%	(e)	4.18%		24.56%	(d)	(2.49)%	(d)	17.50%	(e)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 2,911		$ 3,087		$ 3,411		$ 4,320		$ 742
Ratio to average net assets:
Expenses, Gross	3.12%	(f)	3.24%		3.76%		4.26%		14.71%	(f)
Expenses, Net of Reimbursement/Recoupment	3.25%	(f)	3.25%		3.25%		3.25%		3.25%	(f)
Net investment income (loss), Gross	(0.46)%	(f)	0.41%		(0.98)%		(1.68)%		(13.58)%	(f)
Net investment income (loss), Net of Reimbursement/Recoupment	(0.59)%	(f)	0.40%		(0.47)%		(0.67)%		(2.11)%	(f)
Portfolio turnover rate	81%	(e)	113%		126%		174%		102%	(e)

*Commencement of Operations was April 28, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(c) Amount less than $0.01.
(d) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.
(e) Not Annualized.
(f) Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the Year		For the Year		For the Year		For the Period
	September 30, 2014		Ended		Ended		Ended		Ended
	(Unaudited)		March 31, 2014		March 31, 2013		March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 14.59		$ 14.31		$ 11.59		$ 11.85		$ 11.76
From Operations:
Net investment income (loss) (a)	0.04		0.16		0.09		0.07		(0.05)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	(0.00)	(c)	0.57		2.86		(0.31)	(b)	0.14
Total from operations	0.04		0.73		2.95		(0.24)		0.09
From redemption fees	0.00	(c)	0.00	(c)	0.01		0.04		0.00	(c)
Distributions to shareholders from:
Net investment income	-		(0.43)		(0.24)		(0.06)		-
Net realized gains	-		(0.02)		-		-		-
Total distributions	-		(0.45)		(0.24)		(0.06)		-
Net Asset Value, End of Period	$ 14.63		$ 14.59		$ 14.31		$ 11.59		$ 11.85

Total Return	0.27%	(e)	5.19%		25.76%	(d)	(1.52)%	(d)	0.77%	(e)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 11,331		$ 9,836		$ 4,510		$ 1,274		$ 663
Ratio to average net assets:
Expenses, Gross	2.12%	(f)	2.24%		2.65%		3.49%		7.06%	(f)
Expenses, Net of Reimbursement/Recoupment	2.25%	(f)	2.25%		2.25%		2.25%		2.25%	(f)
Net investment income (loss), Gross	0.47%	(f)	1.12%		0.25%		(0.57)%		(5.74)%	(f)
Net investment income (loss), Net of Reimbursement	0.34%	(f)	1.11%		0.67%		0.67%		(0.92)%	(f)
Portfolio turnover rate	81%	(e)	113%		126%		174%		102%	(e)

*Commencement of Operations was November 3, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(c) Amount less than $0.01.
(d) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.
(e) Not Annualized.
(f) Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Global Frontier Fund
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months Ended		For the Period
	September 30, 2014		Ended
	(Unaudited)		March 31, 2014*

Net Asset Value, Beginning of Period	$ 10.47		$ 10.00
From Operations:
Net investment income (loss) (a)	0.04		(0.06)
Net gain on investments and foreign
currency (both realized and unrealized)	0.28		0.53
Total from operations	0.32		0.47
From redemption fees	0.00	(b)	-

Net Asset Value, End of Period	$ 10.79		$ 10.47

Total Return (c)	3.06%	(d)	4.70%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 520		$ 156
Ratio to average net assets:
Expenses, Gross	25.19%	(e)	126.10%	(e)
Expenses, Net of Reimbursement	2.25%	(e)	2.25%	(e)
Net investment loss, Gross	(19.07)%	(e)	(126.09)%	(e)
Net investment income (loss), Net of Reimbursement	0.79%	(e)	(2.24)%	(e)
Portfolio turnover rate	199%	(d)	41%	(d)

*Commencement of Operations was December 31, 2013.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) Amount less than $0.01.
(c) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(d) Not Annualized.
(e) Annualized.

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2014

1.

ORGANIZATION

The Nile Pan Africa Fund and Nile Global Frontier Fund (each a Fund and collectively the “Funds”) are each a series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.

The Nile Pan Africa Fund’s investment objective is to provide long term total return.  The Fund currently offers Class A, Class C and Institutional Class shares.  Class C and Institutional Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class is subject to a 2.00% fee on shares redeemed within 90 days.  Class A and Class C shares commenced operations on April 28, 2010.  Institutional Class shares commenced operations on November 3, 2010.

The Nile Global Frontier Fund’s investment objective is to provide long term capital appreciation.  The Fund currently offers Institutional Class shares, which commenced operations on December 31, 2013.  The Institutional class is subject to a 2.00% fee on shares redeemed within 90 days.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Funds’ investments measured at fair value:

Nile Pan Africa Fund

Nile Global Frontier Fund

*Please refer to the Portfolio of Investments for industry classifications.

There were no significant transfers between Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

The change in unrealized depreciation during the six months ended September 30, 2014 is $15,268 which is included in the Statement of Operations.

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 security are (1) review of current assets held by the investment (2) review of the investment’s monthly statements to verify that they continue to be valued accurately (3) Advisor’s receipt of the investment’s audited financial statements on an annual basis. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts – As foreign securities are purchased, the Funds generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  Each Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations, if any.  The Funds did not enter into foreign currency contracts during the fiscal period.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded for the period ended March 31, 2014, related to uncertain tax positions taken on returns filed for open tax years 2011-2013, or expected to be taken in the Funds’ 2014 tax returns.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year or period, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Funds by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of each Fund.  For the six months ended September 30, 2014, advisory fees incurred by the Funds were as follows:

Fund	Management Fees
Nile Pan Africa Fund	$ 342,074
Nile Global Frontier Fund	2,724

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2015, so that the total annual operating expenses of the Nile Global Frontier Fund do not exceed 2.50% for Class A shares, 3.25% for Class C shares and 2.25% for Institutional Class shares average daily net assets and the total operating expenses of the Nile Global Frontier Fund do not exceed 2.25% for Institutional Class shares average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  For the six months ended September 30, 2014, the Nile Pan Africa Fund recaptured $29,867.

For the six months ended September 30, 2014, the Adviser waived management fees and reimbursed expenses as follows:

Fund	Management Fees Waived/ Expenses Reimbursed
Nile Pan Africa Fund	$ 0
Nile Global Frontier Fund	41,786

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

As of September 30, 2014, the Adviser may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees of the Nile Capital Investment Trust has adopted, on behalf of the Funds, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Nile Pan Africa Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such distribution and shareholder service activities.  For the six months ended September 30, 2014, the Fund incurred distribution fees of $40,198 and $14,934 for Class A shares and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS.  During the six months ended September 30, 2014, the Distributor received $41,698 in underwriting commissions for sales Nile Pan Africa Fund of Class A shares, of which $5,936 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $250, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2014 for the Funds were as follows:

Fund	Purchases	Sales
Nile Pan Africa Fund	$ 38,190,636	$ 36,956,154
Nile Global Frontier Fund	867,876	463,230

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the period ended March 31, 2014 and March 31, 2013 was as follows:

As of March 31, 2014, the components of accumulated earnings/(defecit) on a tax basis were as follows:

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Nile Pan Africa Fund incurred and elected to defer such late year losses of $583,268.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of net operating losses and ordinary income distributions, and adjustments for passive foreign investment companies, resulted in reclassifications for the following Funds for the period ended March 31, 2014 as follows:

6.

REDEMPTION FEES

The Funds may each assess a redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days.  For the six months ended September 30, 2014 the Nile Pan Africa Fund assessed $1,252 in redemption fees.  For the six months ended September 30, 2014, the Nile Global Frontier Fund assessed $38 in redemption fees.

7.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the Act. As of September 30, 2014, the shareholders listed below held more than 25% of the voting securities of Fund shares for the benefit of others:

Shareholder

Fund

Percent

Charles Schwab & Co.

Nile Pan Africa

35.19%

Charles Schwab & Co.

Nile Global Frontier

70.43%

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Nile Global Frontier Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2014

Approval of Agreements with respect to the Nile Global Frontier Fund (formerly known as Nile Capital Africa Natural Resources Fund)*

In connection with the meeting of the Board of Trustees (the “Board”) of Nile Capital Investment Trust (the “Trust”), held on March 8, 2010 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of a Management Agreement (the “Agreement”) between the Trust and Nile Capital Management, LLC (the “Adviser”), on behalf of the Nile Global Frontier Fund (the “Fund”) formerly known as the Nile Capital Africa Natural Resources Fund. The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the fund. The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations. They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following: the investment performance of the fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders. In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included information on the investment performance of the Adviser with respect to its separately managed hedge fund; plans for monitoring compliance with the Fund’s investment limitations; the organization, history and financial condition of the Adviser and the experience of the Adviser’s personnel.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all‐important or controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included, but were not limited to, the following:

Nature, Extent and Quality of Services. The Trustees discussed the Adviser’s business plan, examined a copy of the Adviser’s registration statement on Form ADV and reviewed the experience of the Adviser's personnel.   A presentation was given by the Adviser regarding the Fund’s unique investment strategy and the Adviser’s experience with African related securities. The Independent Trustees considered and discussed, among other things, the Adviser’s notable expertise and leadership in African securities. The Adviser’s representative discussed liquidity and pricing of certain African related securities and plans for monitoring compliance with the Fund’s investment limitations. It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Agreement.

Performance of the Adviser.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the performance of the Adviser’s separately managed hedge fund, and reviewed its performance results over the previous six years.  The Trustees concluded that the Adviser had the experience to deliver satisfactory investment performance for the Fund.

Fees and Expenses. The Trustees noted that the Adviser has proposed a management fee of 1.50%.  The Board reviewed information regarding fees charged by the Adviser to other accounts managed by the Adviser, as well as fees charged by advisers of a peer group of funds.  The Board also considered the expected expense ratio for the Fund, noting the Adviser’s agreement to limit expenses of the Fund to  2.50%, 3.25% and 2.25% for Class A, Class C and Class I shares, respectively. After discussion, it was the consensus of the Board that, based on the nature of the Fund’s investments in African related securities and the Adviser’s unique experience and expertise in these types of investments and the fees charged by the Adviser to its hedge fund, the proposed management fee was reasonable.

Economies of Scale. The Board discussed the anticipated size of the Fund, and its prospects for growth during the initial period of the Agreement. The Trustees concluded that based on the anticipated size of the Fund, meaningful economies will not likely be realized during the initial term of the Agreement. The Board agreed to monitor and address the issue of breakpoints as the Fund’s assets grow.

Nile Global Frontier Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2014

Profitability. The Board, including the Independent Trustees, considered the profits expected to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  As any profit was expected to be minimal, it was the consensus of the Trustees that the Adviser’s expected level of profitability based on initial estimates of costs and asset levels would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable in the circumstances and that approval of the Agreement is in the best interests of the Trust and the Fund’s future shareholders.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Nile Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2014

As a shareholder of the Nile Pan Africa Fund & Nile Global Frontier Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period*	Ending Account Value 9/30/14	Expenses Paid During Period*
Nile Pan Africa
Class A	2.37%	$1,000.00	$1,001.40	$11.91	$1,013.17	$11.98
Class C	3.12%	$1,000.00	$997.90	$15.63	$1,009.43	$15.72
Institutional Class	2.12%	$1,000.00	$1,002.70	$10.64	$1,014.44	$10.71
		Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period*	Ending Account Value 9/30/14	Expenses Paid During Period*
Nile Global Frontier
Institutional Class	2.25%	$1,000.00	$1,029.60	$11.45	$1,013.79	$11.36

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE Rev. December 2011
FACTS		WHAT DOES NILE CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Nile Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Nile Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-877-682-3742

Who we are
Who is providing this notice?	Nile Capital Investment Trust
What we do
How does Nile Capital Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Nile Capital Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Nile Capital Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Nile Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Nile Capital Investment Trust does not jointly market.

Investment Adviser

Nile Capital Management, LLC

116 Village Blvd., Suite 306

Princeton, NJ 08540

Distributor

Northern Lights Distributors, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Peter A. Feinstein, David Friedenshohn and Karl E. White are considered audit committee financial experts (Financial Expert), as defined in Item 3 of Form N-CSR.  Each Financial Expert is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/Larry Seruma

       Larry Seruma, President

Date

12/11/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Larry Seruma

        Larry Seruma, President

Date

12/11/2014

By (Signature and Title)

/s/Andy Chen

       Andy Chen, Secretary and Treasurer

Date

12/11/2014

Footnotes

1 As of 9/30/2014, Britam and Afren were 4.6% and 0% of the portfolio respectively